Equity-Based Compensation Plans (Details) (USD $)	0 Months Ended	12 Months Ended
	Jul. 02, 2012	Dec. 31, 2012
EQM IPO Awards
Share-based compensation expense recorded by the Company
Total equity-based compensation expense		$ 535,000
Performance Awards
Share-based compensation expense recorded by the Company
Total equity-based compensation expense		419,000
Number of units granted (in shares)	146,490
Threshold percentage of total unitholder return realized on common units from the date of grant for initial grants of performance awards	10.00%
Grant date fair value (in dollars per share)	$ 20.02
Share units outstanding		146,490
Unrecognized compensation costs on non-vested awards		2,500,000
Unrecognized compensation costs on non-vested awards, weighted average period of recognition		3 years
Expected dividend growth rate (as a percent)	10.00%
Performance Awards | Minimum
Share-based compensation expense recorded by the Company
Volatility factor (as a percent)	26.84%
Performance Awards | Maximum
Share-based compensation expense recorded by the Company
Volatility factor (as a percent)	71.94%
Performance Awards | Weighted-average
Share-based compensation expense recorded by the Company
Volatility factor (as a percent)	38.20%
Phantom Units
Share-based compensation expense recorded by the Company
Total equity-based compensation expense		$ 116,000
Number of units granted (in shares)	4,780